Financial instruments (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 TWD ($)
Notes and other explanatory information [abstract]
increased/decreased borrowing interest rate percentage	1.00%		1.00%
Write-offs	$ 18,915,508	$ 88,967
Unused credit lines from bank loans	10,332,185	1,734,866
Mortgage loans	$ 5,323,557	$ 2,226,289	$ 167,000,000